Long-term investments	6 Months Ended
Jun. 30, 2026
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	June 30,	December 31,
(millions of U.S. dollars)	2026	2025
Long-term investments carried at fair value	$2.0	$2.1

Other long-term investments
Tax equity investments (a)	$121.8	$129.0
Equity-method investees	47.8	49.0
San Antonio Water System and other	26.8	27.4
	$196.4	$205.4
Long-term investments	$198.4	$207.5
Income from long-term investments for the three and six months ended June 30 is as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Long-term investments
Tax equity investments (a)	$1.3	$1.2	$2.2	$2.6
Equity-method income	1.1	1.1	2.2	2.1
Interest and other income	5.9	4.4	8.3	4.8
Income from long-term investments	$8.3	$6.7	$12.7	$9.5
(a)Tax equity investments
During the three and six months ended June 30, 2026, on the Proportional Amortization Method ("PAM") elected investments, the Company recorded amortization as a component of income tax expense of $3.2 million and $7.4 million, respectively (2025 - $4.2 million and $11.4 million, respectively) as a reduction in the investment. As of June 30, 2026, the PAM-eligible tax equity investments had a carrying value of $98.5 million (December 31, 2025 - $105.9 million).
The remaining tax equity investments are not eligible to be accounted for under the PAM, as the tax benefits from these investments have been previously realized and the remaining benefits are primarily cash distributions. During the three and six months ended June 30, 2026, the Company recorded distributions of $nil and $0.6 million, respectively (2025 - $0.9 million and $3.5 million, respectively) as a reduction in the investment and income of $0.4 million and $0.8 million, respectively (2025 - $0.5 million and $0.9 million, respectively). As of June 30, 2026, these tax equity investments had a carrying value of $23.3 million (December 31, 2025 - $23.1 million).